13. Stock Compensation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Stock based compensation expense	$ 399,258	$ 509,219	$ 1,391,807	$ 1,606,355	$ 1,830,426	$ 1,245,826
Common Stock Grants [Member]
Stock grants vested			253,333		1,361,966
Stock reserved for issuance					3,500,000		3,500,000
Options [Member]
Options granted			2,425,000		736,499	1,259,000	1,995,499
New Equity Incentive Plan [Member]
Stock authorized for issuance	3,500,000		3,500,000		3,500,000		3,500,000
Stock Option Plan [Member]
Stock authorized for issuance					3,500,000		3,500,000